Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of stock options
	Number of options	Weighted average exercise price

Balance, December 31, 2016	2,550,000	$0.05
Expired	(2,550,000)	0.05
Balance, December 31, 2017 and December 31, 2018	—